SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES (Details 2) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Penalties due stakeholders - assumed in Merger	$ 738,320	$ 0
Ad Valorem and production taxes	483,818	357,618
Accrued professional fees	531,500	90,825
Accrued executive compensation	412,500	720,414
Board of director fees	260,869	0
Lease operating expense	166,282	177,847
Accrued interest	89,883	1,239,210
Other payables	75,868	369,505
Total accrued expenses	$ 2,759,040	$ 2,955,419	$ 1,248,995